Schedule of Warrants Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of warrants, outstanding, beginning balance	25,884
Weighted average exercise price, outstanding, beginning balance	$ 30.20
Aggregate intrinsic value, outstanding, beginning balance
Number of warrants, granted	3,643,526
Weighted average exercise price, granted	$ 3.63
Aggregate intrinsic value, granted
Number of warrants, exercised	(180,790)
Weighted average exercise price, exercised	$ 1.16
Aggregate intrinsic value, exercised
Number of warrants, canceled
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of warrants, outstanding, ending balance	3,488,620	25,884
Weighted average exercise price, outstanding, ending balance	$ 3.95	$ 30.20
Aggregate intrinsic value, outstanding, ending balance
Previously Reported [Member]
Number of warrants, outstanding, beginning balance	517,272	167,272
Weighted average exercise price, outstanding, beginning balance	$ 1.51	$ 3.62
Aggregate intrinsic value, outstanding, beginning balance		$ 16,029
Number of warrants, granted		350,000
Weighted average exercise price, granted		$ 0.50
Aggregate intrinsic value, granted
Number of warrants, exercised
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised
Number of warrants, canceled
Weighted average exercise price, canceled
Aggregate intrinsic value, canceled
Number of warrants, outstanding, ending balance		517,272
Weighted average exercise price, outstanding, ending balance		$ 1.51
Aggregate intrinsic value, outstanding, ending balance